Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020		Jun. 30, 2020	May 08, 2020
Warrant liabilities:
Total warrant liabilities	$ 22,050,000	$ 56,930,000	$ 45,050,000		$ 23,030,000	$ 24,200,000
Public Warrants [Member]
Warrant liabilities:
Total warrant liabilities	13,500,000	33,750,000	27,000,000	[1]	14,100,000	14,700,000
Private Placement Warrants [Member]
Warrant liabilities:
Total warrant liabilities	8,550,000	23,180,000	18,050,000		8,930,000	9,500,000
Level 1 [Member]
Warrant liabilities:
Total warrant liabilities	13,500,000	33,750,000	27,000,000		14,100,000
Level 1 [Member] | Public Warrants [Member]
Warrant liabilities:
Total warrant liabilities	13,500,000	33,750,000	27,000,000	[1]	14,100,000
Level 1 [Member] | Private Placement Warrants [Member]
Warrant liabilities:
Total warrant liabilities
Level 2 [Member]
Warrant liabilities:
Total warrant liabilities
Level 2 [Member] | Public Warrants [Member]
Warrant liabilities:
Total warrant liabilities				[1]
Level 2 [Member] | Private Placement Warrants [Member]
Warrant liabilities:
Total warrant liabilities
Level 3 [Member]
Warrant liabilities:
Total warrant liabilities	8,550,000	23,180,000	18,050,000		8,930,000	24,200,000
Level 3 [Member] | Public Warrants [Member]
Warrant liabilities:
Total warrant liabilities				[1]		14,700,000
Level 3 [Member] | Private Placement Warrants [Member]
Warrant liabilities:
Total warrant liabilities	$ 8,550,000	$ 23,180,000	$ 18,050,000		$ 8,930,000	$ 9,500,000

[1]	Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $14,700,000 during the period May 8, 2020 through December 31, 2020.